Note 6 - Income Taxes - Components of Tax Expense (Benefit) (Details) - USD ($)	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Federal
Current	$ 274,947	$ 519,271
Deferred	(221,144)	(377,356)
Total Federal Taxes	53,803	141,915
State
Current	50,878	161,571
Total State Taxes	50,878	161,571
Total	$ 104,681	$ 303,486